[JANUS HENDERSON LOGO]
Janus Henderson Global Allocation Fund – Growth
Ticker:	JGCAX	Class A Shares	JGCSX	Class S Shares	JSPGX	Class T Shares
	JGCCX	Class C Shares	JGCIX	Class I Shares
Summary Prospectus dated October 28, 2026
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Global Allocation Fund – Growth seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 58 of the Fund’s Prospectus and in the “Purchases” section on page 59 of the Fund’s Statement of Additional Information. In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class T
Management Fees	0.05%	0.05%	0.05%	0.05%	0.05%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None
Other Expenses	0.13%	0.16%	0.32%	0.16%	0.32%
Acquired Fund Fees and Expenses(1)	0.51%	0.51%	0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses	0.94%	1.72%	1.13%	0.72%	0.88%

(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 665	$ 857	$ 1,065	$ 1,663
Class C Shares	$ 275	$ 542	$ 933	$ 1,823
1 | Janus Henderson Global Allocation Fund – Growth

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class S Shares	$ 115	$ 359	$ 622	$ 1,375
Class I Shares	$ 74	$ 230	$ 401	$ 894
Class T Shares	$ 90	$ 281	$ 488	$ 1,084

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 665	$ 857	$ 1,065	$ 1,663
Class C Shares	$ 175	$ 542	$ 933	$ 1,823
Class S Shares	$ 115	$ 359	$ 622	$ 1,375
Class I Shares	$ 74	$ 230	$ 401	$ 894
Class T Shares	$ 90	$ 281	$ 488	$ 1,084

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 70%-90% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 10%-30% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.
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When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking growth of capital and, to a lesser extent, income. The principal risks associated with investing in the Fund and the underlying funds are set forth below.
Fund-Level Risks
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest. For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds.
Underlying ETF Risk. Underlying funds that are ETFs (“underlying ETFs”) are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an underlying ETF trades at a premium or discount to its net asset value. Underlying ETFs also involve the risk that an active trading market for an underlying ETF’s shares may not develop or be maintained. Similarly, because the value of underlying ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an underlying ETF at the most optimal time, which could adversely affect the Fund’s performance. As with any listed security, trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an underlying ETF’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund, that fund’s portfolio turnover, and any investments in which that fund focuses.
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets.
Forward Foreign Currency Contract Risk. The Fund may engage in forward foreign currency transactions for hedging purposes. Portfolio management may purchase or sell foreign currencies through the use of forward contracts based on their judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, portfolio management seeks to benefit from unanticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be volatile and a variance in degree of volatility of the market or in the direction of the market from portfolio management’s expectations may produce significant losses to the Fund. Some of the transactions may also be subject to interest rate risk.
3 | Janus Henderson Global Allocation Fund – Growth

Risks Through Investing in the Underlying Funds
The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their respective investment objectives. Similarly, the Fund’s investment performance is directly related to the investment performance of the underlying funds it holds. The Fund is subject to the risk factors associated with the investments of the underlying funds, and will be affected by such risks in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. What follows are the main risks associated with the underlying funds, which, in turn, may be considered to be principal risks of the Fund. These risks are subject to change based on the allocation of the Fund’s assets among the underlying funds.
Market Risk. The value of an underlying fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, an underlying fund’s net asset value may fluctuate and it may be more difficult to value or sell an underlying fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:
•
Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.
•
Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
•
Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause an underlying fund to reinvest its assets in securities with lower yields, resulting in a decline in an underlying fund’s income or return potential.
•
Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
•
Valuation risk, which is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio management would like or at the price the underlying fund’s portfolio management believes the security is currently worth. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on an underlying fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
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Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, an underlying fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If an underlying fund’s portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing an underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Small- and Mid-Sized Companies Risk. Certain of the underlying fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holding are also subject to wider price fluctuations and tend to be less liquid that stock of larger or more established companies, which could have a significant adverse effect on an underlying fund’s returns, especially as market conditions change.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Sovereign Debt Risk. Investments in U.S. and non-U.S. government debt securities (“sovereign debt”), especially the debt of certain emerging market countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In
5 | Janus Henderson Global Allocation Fund – Growth

the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which an underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent an underlying fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indices or other funds with similar investment objectives.
Volatility Risk. There is no guarantee that Janus Henderson Adaptive Risk Managed U.S. Equity Fund’s, an underlying fund, strategy to minimize volatility will be successful. Securities in the underlying fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the underlying fund’s strategy to minimize volatility could limit the underlying fund’s gains in rising markets.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage.
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
Alternative Investments Allocation Risk. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio management’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
6 | Janus Investment Fund

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	15.73%	Worst Quarter:	1st Quarter 2020	-19.41%

Class T Shares’ year-to-date return as of the calendar quarter ended	September 30, 2026	was	8.27%	.

Average Annual Total Returns (periods ended 12/31/25)
	1 Year	5 Years	10 Years
Class T Shares
Return Before Taxes	18.61%	6.27%	7.76%
Return After Taxes on Distributions	16.76%	4.38%	6.15%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.16%	4.54%	5.90%
Class A Shares – Return Before Taxes(2)	11.66%	4.91%	7.00%
Class C Shares – Return Before Taxes(3)	16.58%	5.39%	6.89%
Class S Shares – Return Before Taxes	18.23%	5.98%	7.46%
Class I Shares – Return Before Taxes	18.66%	6.39%	7.89%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.34%	11.19%	11.72%
Global Growth Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	18.71%	9.04%	9.95%
Global Growth Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	19.46%	8.48%	9.69%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Growth Allocation Index (Hedged), effective January 1, 2026, and the Global Growth Allocation Index (Unhedged). The indices are described below.
•
The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Hedged) (20%).
7 | Janus Henderson Global Allocation Fund – Growth

•
The Global Growth Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (20%).
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Nick Harper, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2024. Allan Maymin is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026. Philip Maymin, Ph.D., is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, Class I Shares†, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-deferred accounts or UTMA accounts	$500

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $250,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
8 | Janus Investment Fund

[JANUS HENDERSON LOGO]
Janus Henderson Global Allocation Fund – Growth
Ticker:	JNSGX	Class D Shares
Summary Prospectus dated October 28, 2026
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Global Allocation Fund – Growth seeks total return through a primary emphasis on growth of capital with a secondary emphasis on income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.05%
Other Expenses	0.20%
Acquired Fund Fees and Expenses(1)	0.51%
Total Annual Fund Operating Expenses	0.76%

(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which the Fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses the Fund incurs as a result of investing in shares of an underlying fund. The Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including the operating expenses of the underlying funds) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 78	$ 243	$ 422	$ 942

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies
The Fund seeks to achieve its investment objective by investing in other mutual funds and exchange-traded funds (“ETFs”) (collectively, “underlying funds”) that represent a variety of asset classes and investment styles and provide exposure to issuers that are economically tied to countries throughout the world. Under normal market conditions, the Fund will primarily invest its assets in Janus Henderson underlying funds. The Fund may also invest up to 35% of its assets in underlying funds that are not sponsored by the Adviser, which portfolio management expects will predominantly pursue passively-managed investment strategies.
The Fund invests in a diversified portfolio of underlying funds and will normally allocate 70%-90% of its investments to underlying funds that provide varying exposure to common stocks of U.S.-based companies and international companies, 10%-30% of its investments to underlying funds that provide varying exposure to fixed-income and money market instruments, and 0%-20% of its investments to underlying funds that provide exposure to alternative investments and alternative investment strategies. The underlying equity funds may invest across a wide range of market capitalizations and
1 | Janus Henderson Global Allocation Fund – Growth

segments, including emerging markets, and employ various investment strategies and styles such as growth and value. The underlying fixed-income funds encompass a wide range of fixed-income sectors, including corporate bonds, government securities, mortgage- and asset-backed securities, bank loans, securities that are rated below investment grade, and commercial paper, with varying maturities and duration, credit exposure, and regional exposure. The underlying alternative funds may invest in various alternative strategies, including, but not limited to, commodities, currencies, and hedge fund strategies. Because it invests in other funds, the Fund is considered a “fund of funds.”
Through its investments in underlying funds, the Fund invests in issuers from several different countries. As a result, the Fund normally will have approximately 40% to 65% of its net assets allocated to non-U.S. investments. An issuer is deemed to be economically tied to a country or countries outside of the United States if one or more of the following tests are met: (i) the issuer is organized in, or its primary business office or principal trading market of its equity is located in, a country outside of the United States; (ii) a majority of the issuer’s revenues are derived from outside of the United States; or (iii) a majority of the issuer’s assets are located outside of the United States. The Fund may also have significant exposure to emerging markets.
In managing the Fund, portfolio management employs a proprietary methodology that combines strategic asset allocation and dynamic asset allocation. The strategic asset allocation process is based on an assessment of long-term return, risk, and correlation expectations of various asset classes and is normally applied on an annual basis. The dynamic asset allocation process gives portfolio management the ability to express shorter-term market views and to react to market changes by adjusting the Fund’s exposure to the underlying funds and is normally applied on a quarterly basis.
In addition to investing in the underlying funds, the Fund may use forward foreign currency contracts to hedge risks associated with currency exposure. The Fund’s use of forward foreign currency contracts will vary.
When market conditions dictate a more defensive strategy, the Fund or an underlying fund may temporarily hold cash or invest its assets in temporary investments. In that case, the Fund may take positions that are inconsistent with its investment policies. As a result, the Fund may not achieve its investment objective.
Refer to Appendix A of the Prospectus for a brief description of the investment strategies of each of the currently available Janus Henderson underlying funds. The underlying funds, and the Fund’s investment in any underlying fund, may change at any time without prior notice.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking growth of capital and, to a lesser extent, income. The principal risks associated with investing in the Fund and the underlying funds are set forth below.
Fund-Level Risks
Affiliated Underlying Fund Risk. The Adviser has the authority to select and substitute the underlying funds. The Adviser is subject to conflicts of interest in allocating the Fund’s assets among certain Janus Henderson underlying funds both because the fees payable to it by the Janus Henderson underlying funds differ and because the Adviser is also responsible for managing the Janus Henderson underlying funds. In addition, the Adviser’s authority to allocate investments among the Janus Henderson underlying funds and underlying funds that are not sponsored by the Adviser creates conflicts of interest. For example, investing in Janus Henderson underlying funds could cause the Fund to incur higher fees and may cause the Adviser to receive greater compensation, increase assets under management, or support particular investment strategies. The Adviser, however, is a fiduciary to the Fund and is legally obligated to act in its best interest when selecting underlying funds.
Underlying ETF Risk. Underlying funds that are ETFs (“underlying ETFs”) are traded on a national securities exchange at market prices that may vary from the net asset value of their underlying investments. Accordingly, there may be times when an underlying ETF trades at a premium or discount to its net asset value. Underlying ETFs also involve the risk that an active trading market for an underlying ETF’s shares may not develop or be maintained. Similarly, because the value of underlying ETF shares depends on the demand in the market, the Fund may not be able to purchase or sell an underlying ETF at the most optimal time, which could adversely affect the Fund’s performance. As with any listed security, trading of an underlying ETF’s shares may be halted by the activation of individual or market-wide “circuit breakers” (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of an underlying ETF’s shares may also be halted if (i) the shares are delisted from an exchange without first being listed on
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another exchange or (ii) exchange officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon portfolio management’s allocation of assets among the underlying funds and other securities using Janus Henderson’s proprietary strategic asset allocation and dynamic asset allocation methodologies. You could lose money on your investment in the Fund as a result of these allocations. The Fund will typically invest in a number of different underlying funds; however, to the extent that the Fund invests a significant portion of its assets in a single underlying fund, it will be more sensitive to the risks associated with that fund, that fund’s portfolio turnover, and any investments in which that fund focuses.
Investment Process Risk. No assurance can be given that the Fund’s investment strategy will be successful under all or any market conditions. Although the proprietary strategic asset allocation and dynamic asset allocation methodologies are designed to achieve the Fund’s investment objective, there is no guarantee that they will achieve the desired results, and there is a risk that they may not be successful in identifying how the Fund’s allocations and security exposures should be adjusted in order to reduce the risk of loss while participating in the upside growth of capital markets.
Forward Foreign Currency Contract Risk. The Fund may engage in forward foreign currency transactions for hedging purposes. Portfolio management may purchase or sell foreign currencies through the use of forward contracts based on their judgment regarding the direction of the market for a particular foreign currency or currencies. In pursuing this strategy, portfolio management seeks to benefit from unanticipated movements in currency rates by establishing “long” and/or “short” positions in forward contracts on various foreign currencies. Foreign exchange rates can be volatile and a variance in degree of volatility of the market or in the direction of the market from portfolio management’s expectations may produce significant losses to the Fund. Some of the transactions may also be subject to interest rate risk.
Risks Through Investing in the Underlying Funds
The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their respective investment objectives. Similarly, the Fund’s investment performance is directly related to the investment performance of the underlying funds it holds. The Fund is subject to the risk factors associated with the investments of the underlying funds, and will be affected by such risks in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. What follows are the main risks associated with the underlying funds, which, in turn, may be considered to be principal risks of the Fund. These risks are subject to change based on the allocation of the Fund’s assets among the underlying funds.
Market Risk. The value of an underlying fund’s portfolio may decrease due to short-term market movements and over more prolonged market downturns. As a result, an underlying fund’s net asset value may fluctuate and it may be more difficult to value or sell an underlying fund’s holdings. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as financial institution failures, economic recessions, tariffs, trade disputes, terrorism, war, armed conflicts, including related sanctions, social unrest, natural disasters, and epidemics and pandemics) adversely interrupt the global economy and financial markets. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. The value of an underlying fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases. Further, regardless of how well individual companies or securities perform, the value of an underlying fund’s portfolio could also decrease if there are deteriorating economic or market conditions or perceptions regarding the industries in which the issuers of securities the underlying fund holds participate.
Fixed-Income Securities Risk. Fixed-income securities are generally subject to the following risks:
•
Interest rate risk, which is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Changing interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.
•
Credit risk, which is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default.
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•
Prepayment risk, which is the risk that, during periods of falling interest rates, certain debt obligations may be paid off quicker than originally anticipated, which may cause an underlying fund to reinvest its assets in securities with lower yields, resulting in a decline in an underlying fund’s income or return potential.
•
Extension risk, which is the risk that, during periods of rising interest rates, certain debt obligations may be paid off substantially slower than originally anticipated, and as a result, the value of those obligations may fall.
•
Valuation risk, which is the risk that one or more of the fixed-income securities in which an underlying fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. Valuation may also be affected by changes in the issuer’s financial strength, the market’s perception of such strength, or in the credit rating of the issuer or the security.
•
Liquidity risk, which is the risk that fixed-income securities may be difficult or impossible to sell at the time that an underlying fund’s portfolio management would like or at the price the underlying fund’s portfolio management believes the security is currently worth. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on an underlying fund’s performance. In unusual market conditions, even normally liquid securities may be affected by a degree of liquidity risk (i.e., if the number and capacity of traditional market participants is reduced).
Passive Investment Risk. Certain of the underlying funds are not actively managed and therefore an underlying fund might not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the underlying fund’s specific benchmark index or the selling of shares is otherwise required upon a rebalancing of the specific benchmark index. Maintaining investments in securities without attempting to take defensive positions, regardless of market conditions or the performance of individual securities, could cause an underlying fund’s return to be lower than if it had employed an active strategy.
Foreign Exposure Risk. Foreign markets can be more volatile than the U.S. market. As a result, an underlying fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. Investments in foreign securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than domestic securities. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for an underlying fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where an underlying fund has invested a significant amount of its assets may have a greater effect on an underlying fund’s performance than it would in a more geographically diversified portfolio.
Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If an underlying fund’s portfolio management’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing an underlying fund’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from other types of securities and the market as a whole.
Emerging Markets Risk. Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on an underlying fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, an underlying fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of an underlying fund’s investments. To the extent that an underlying fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be
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impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.
Small- and Mid-Sized Companies Risk. Certain of the underlying fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. For example, small- and mid-sized companies may also suffer more significant losses as a result of their narrow product lines, limited operating history, greater exposure to competitive threats, limited financial resources, limited trading markets, and the potential lack of management depth. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies. These holding are also subject to wider price fluctuations and tend to be less liquid that stock of larger or more established companies, which could have a significant adverse effect on an underlying fund’s returns, especially as market conditions change.
High-Yield Bond Risk. High-yield bonds (also known as “junk” bonds) are considered speculative and may be more sensitive than other types of bonds to economic changes, political changes, or adverse developments specific to the company that issued the bond, which may adversely affect their value.
Sovereign Debt Risk. Investments in U.S. and non-U.S. government debt securities (“sovereign debt”), especially the debt of certain emerging market countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, and the relative size of its debt position in relation to its economy as a whole. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which an underlying fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent an underlying fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. The value of mortgage- and asset-backed securities will be influenced by factors affecting the real estate market and the assets underlying these securities. Investments in mortgage-and asset-backed securities may be subject to credit risk, valuation risk, liquidity risk, extension risk, and prepayment risk. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn.
Portfolio Management Risk. Certain of the underlying funds are actively managed investment portfolios and are therefore subject to the risk that the investment strategies and/or research process employed for those underlying funds may fail to produce the intended results. Accordingly, such underlying funds may underperform their respective benchmark indices or other funds with similar investment objectives.
Volatility Risk. There is no guarantee that Janus Henderson Adaptive Risk Managed U.S. Equity Fund’s, an underlying fund, strategy to minimize volatility will be successful. Securities in the underlying fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. In addition, the underlying fund’s strategy to minimize volatility could limit the underlying fund’s gains in rising markets.
Value Investing Risk. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected.
Derivatives Risk. Derivatives can be volatile and involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause an underlying fund to be more volatile than if it had not used leverage.
Counterparty Risk. Certain derivative and “over-the-counter” instruments, such as swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.
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Alternative Investments Allocation Risk. There is a risk that the returns provided by alternative investments may be subject to high volatility and that an underlying fund’s portfolio management’s beliefs about the expected returns, risk and correlation properties of one or more of an underlying fund’s investments may be incorrect. There is also a risk that an underlying fund’s investments will correlate with the performance of stocks and bonds to a greater degree than anticipated. All of these factors may negatively affect your investment in the Fund and you could lose money. Investment in the underlying funds also involves derivatives, counterparty, leverage, real estate-related, and commodity-linked investment risks.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. Performance information for each underlying fund is available in its prospectus and/or the most recent annual or semiannual report. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index, as well as to one or more additional indices that have investment characteristics similar to those of the Fund. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. Effective June 20, 2024, the Fund changed its investment strategy. Performance prior to June 20, 2024 reflects the Fund’s former strategy, and its performance may have differed if the Fund’s current strategy had been in place.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	2nd Quarter 2020	15.71%	Worst Quarter:	1st Quarter 2020	-19.38%

Class D Shares’ year-to-date return as of the calendar quarter ended	September 30, 2026	was	8.33%	.

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Average Annual Total Returns (periods ended 12/31/25)
	1 Year	5 Years	10 Years
Class D Shares
Return Before Taxes	18.67%	6.36%	7.84%
Return After Taxes on Distributions	16.80%	4.43%	6.20%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.21%	4.60%	5.96%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes)	22.34%	11.19%	11.72%
Global Growth Allocation Index (Hedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	18.71%	9.04%	9.95%
Global Growth Allocation Index (Unhedged) (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes)	19.46%	8.48%	9.69%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s broad-based benchmark index is the MSCI All Country World Index. The Fund’s additional benchmark indices are the Global Growth Allocation Index (Hedged), effective January 1, 2026, and the Global Growth Allocation Index (Unhedged). The indices are described below.
•
The MSCI All Country World Index is designed to measure equity market performance in global developed and emerging markets.
•
The Global Growth Allocation Index (Hedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Hedged) (20%).
•
The Global Growth Allocation Index (Unhedged) is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the MSCI All Country World Index (Unhedged) (80%) and the Bloomberg Global Aggregate Bond Index (Unhedged) (20%).
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Henderson Investors US LLC
Portfolio Management:  Nick Harper, CFA, is Executive Vice President and Co-Portfolio Manager of the Fund, which he has co-managed since June 2024. Allan Maymin is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026. Philip Maymin, Ph.D., is Co-Portfolio Manager of the Fund, which he has co-managed since May 2026.

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

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You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
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